UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31,2006
Check here if Amendment [  ]; Amendment Number:
 This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings
entries.
Institutional Investment Manager Filing
this Report:


Name:
Apex Capital Management

Address:
5335 Far Hills Ave


Suite 314


Dayton, OH 45429

13F File
Number:028-11050

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Michael D. Kalbfleisch

Title:
Vice President

Phone:
937-428-9222

Signature,
Place,
and Date of Signing:
Michael D. Kalbfleisch
Dayton, Ohio
January 30,2007
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:
0
Form 13F Information Table Entry
Total:
66
Form 13F Information Table Value
Total:
$379,465


List of Other Included Managers:
 NONE














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
       FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/
INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL
DSCRETN   MANAGERS     SOLE    SHARED    NONE
Microsoft Corporation	COM	594918104	15084	505153 SH	SOLE		505153
General Electric Co	COM	369604103	12194	327695 SH	SOLE		327695
Cisco Systems Inc.	COM	17275R102	10662	390118 SH	SOLE		390118
Goldman Sachs Group Inc	COM	38141G104	10600	53170 SH	SOLE		53170
Legg Mason Inc.	COM	524901105	9754	102620 SH	SOLE		102620
ConocoPhillips	COM	20825C104	9608	133540 SH	SOLE		133540
UnitedHealth Group	COM	91324P102	9521	177206 SH	SOLE		177206
FedEx Corp	COM	31428X106	9476	87243 SH	SOLE		87243
Qualcomm Inc.	COM	747525103	9458	250280 SH	SOLE		250280
"Citigroup, Inc."	COM	172967101	9145	164192 SH	SOLE		164192
Nordstrom Inc.	COM	655664100	9097	184376 SH	SOLE		184376
Google Inc	COM	38259P508	9072	19702 SH	SOLE		19702
PepsiCo Inc.	COM	713448108	9005	143964 SH	SOLE		143964
Wal-Mart Stores Inc.	COM	931142103	8688	188135 SH	SOLE		188135
Zimmer Holdings Inc	COM	98956P102	8511	108590 SH	SOLE		108590
Procter & Gamble Co.	COM	742718109	8225	127977 SH	SOLE		127977
Medtronic Inc.	COM	585055106	8156	152411 SH	SOLE		152411
eBay Inc.	COM	278642103	8057	267935 SH	SOLE		267935
Best Buy Company Inc	COM	086516101	8028	163196 SH	SOLE		163196
American Express Co.	COM	025816109	7893	130097 SH	SOLE		130097
Intel Corporation	COM	458140100	7875	388893 SH	SOLE		388893
Quest Diagnostics Inc	COM	74834L100	7855	148207 SH	SOLE		148207
Humana Inc.	COM	444859102	7785	140745 SH	SOLE		140745
Texas Instruments	COM	882508104	7689	266971 SH	SOLE		266971
Lowes Companies Inc.	COM	548661107	7678	246496 SH	SOLE		246496
Genentech Inc.	COM	368710406	7626	93995 SH	SOLE		93995
Boeing Company	COM	097023105	7557	85064 SH	SOLE		85064
Johnson & Johnson	COM	478160104	7514	113821 SH	SOLE		113821
Federated Department Stores	COM	31410H101	7355	192880 SH	SOLE		192880
Caterpillar Inc	COM	149123101	7113	115977 SH	SOLE		115977
Oracle Corporation	COM	68389X105	6893	402138 SH	SOLE		402138
CVS Corp	COM	126650100	6832	221015 SH	SOLE		221015
Amgen Inc.	COM	031162100	6793	99444 SH	SOLE		99444
Burlington North SF	COM	12189T104	6576	89095 SH	SOLE		89095
Marsh & McLennan Cos	COM	571748102	6527	212888 SH	SOLE		212888
Comcast cl A special	COM	20030N200	5678	135567 SH	SOLE		135567
Wells Fargo & Co	COM	949746101	5263	147990 SH	SOLE		147990
Nokia Corporation	COM	654902204	5219	256831 SH	SOLE		256831
Staples Inc.	COM	855030102	5110	191400 SH	SOLE		191400
GlobalSantaFe Corp	COM	G3930E101	5076	86360 SH	SOLE		86360
Eli Lilly & Co.	COM	532457108	4991	95795 SH	SOLE		95795
Broadcom Corporation	COM	111320107	4987	154350 SH	SOLE		154350
Invitrogen Corporation	COM	46185R100	4951	87483 SH	SOLE		87483
Corning Incorporated	COM	219350105	4879	260765 SH	SOLE		260765
Hartford Fincl Services	COM	416515104	4609	49390 SH	SOLE		49390
Varian Medical Sys Inc	COM	92220P105	4282	90025 SH	SOLE		90025
Focus Media Holdings ADR	COM	34415v109	4278	64435 SH	SOLE		64435
Deere & Company	COM	244199105	3956	41613 SH	SOLE		41613
Grupo Televisa SA ADR	COM	40049J206	3740	138450 SH	SOLE		138450
American Intl Group	COM	026874107	2650	36974 SH	SOLE		36974
Marvell Technology Gr	COM	G5876H105	2011	104805 SH	SOLE		104805
Capital One Financial Corp.	COM	14040H105	1508	19635 SH	SOLE		19635
JPMorgan Chase & Co	COM	46625H100	903	18689 SH	SOLE		18689
United Technologies	COM	913017109	792	12670 SH	SOLE		12670
Morgan Stanley	COM	617446448	649	7975 SH	SOLE		7975
Comcast cl A	COM	20030N101	567	13395 SH	SOLE		13395
Dell Inc	COM	24702R101	521	20781 SH	SOLE		20781
NII Holdings Inc	COM	62913F201	457	7085 SH	SOLE		7085
Robert Half Intl Inc	COM	770323103	411	11060 SH	SOLE		11060
Home Depot Inc.	COM	437076102	371	9238 SH	SOLE		9238
Berkshire Hathaway cl B	COM	084670207	337	92 SH	SOLE		92
Harrahs Entertainment	COM	413619107	314	3795 SH	SOLE		3795
Costco Wholesale Corp	COM	22160K105	289	5458 SH	SOLE		5458
Blackrock Inc.	COM	09247X101	283	1860 SH	SOLE		1860
Fed National Mtg Assg	COM	313586109	265	4455 SH	SOLE		4455
Berkshire Hathaway CL A 1/100 	COM	084990175	220	200 SH	SOLE		200

